Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 44,317	$ 6,425	¥ 56,807	¥ 180,093
Costs of revenues	(15,098)	(2,189)	(20,777)	(73,914)
Gross profit	29,219	4,236	36,030	106,179
Operating expenses:
Sales and marketing expenses	(53,116)	(7,701)	(43,229)	(37,186)
General and administrative expenses	(151,065)	(21,902)	(187,388)	(61,613)
Research and development expenses	(135,082)	(19,585)	(137,148)	(105,252)
Total operating expenses	(339,263)	(49,188)	(367,765)	(204,051)
Other operating income	6,094	884	11,199	6,576
Operating loss	(303,950)	(44,068)	(320,536)	(91,296)
Other (expense) income
Interest and investment income	4,669	677	5,143	3,795
Interest expenses	(3,819)	(554)	(1,803)	(2,337)
Foreign exchange loss	(1,488)	(216)	(827)	(333)
Other income	1,944	282	6,086	1,227
Other expenses	(26,804)	(3,886)	(1,549)	(3,127)
Total other (expense) income	(25,498)	(3,697)	7,050	(775)
Loss before income tax and income (loss) from equity method investment	(329,448)	(47,765)	(313,486)	(92,071)
Income tax expenses	(79)	(11)	(134)	(206)
Loss before income (loss) from equity method investment	(329,527)	(47,776)	(313,620)	(92,277)
Income (loss) from equity method investment	196	28	(276)	236
Net loss	(329,331)	(47,748)	(313,896)	(92,041)
Net loss (income) attributable to non-controlling interests	1,110	161	(63)	4,422
Net loss attributable to EHang Holdings Limited's ordinary shareholders	¥ (328,221)	$ (47,587)	¥ (313,959)	¥ (87,619)
Net loss per ordinary share:
Net loss per ordinary share, Basic | (per share)	¥ (2.86)	$ (0.41)	¥ (2.78)	¥ (0.8)
Net loss per ordinary share, Diluted | (per share)	¥ (2.86)	$ (0.41)	¥ (2.78)	¥ (0.8)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Shares used in net loss per ordinary share computation , Basic	114,695	114,695	112,985	109,563
Shares used in net loss per ordinary share computation, Diluted	114,695	114,695	112,985	109,563
Net loss per ADS (2 ordinary shares equal to 1 ADS):
Net loss per ADS, Basic | (per share)	¥ (2.86)	$ (0.41)	¥ (2.78)	¥ (0.8)
Net loss per ADS, Diluted | (per share)	¥ (2.86)	$ (0.41)	¥ (2.78)	¥ (0.8)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	¥ 20,896	$ 3,030	¥ (6,107)	¥ (9,974)
Unrealized (realized) gains on available-for-sale investments, net of nil tax	0	0	(1,729)	1,729
Total other comprehensive (loss) income, net of tax	20,896	3,030	(7,836)	(8,245)
Comprehensive loss	(308,435)	(44,718)	(321,732)	(100,286)
Comprehensive (loss) income attributable to non-controlling interests	1,110	161	(63)	4,422
Comprehensive loss attributable to EHang Holdings Limited	¥ (307,325)	$ (44,557)	¥ (321,795)	¥ (95,864)
ADR [Member]
Net loss per ordinary share:
Net loss per ordinary share, Basic | (per share)	¥ (5.72)	$ (0.82)	¥ (5.56)	¥ (1.6)
Net loss per ordinary share, Diluted | (per share)	(5.72)	(0.82)	(5.56)	(1.6)
Net loss per ADS (2 ordinary shares equal to 1 ADS):
Net loss per ADS, Basic | (per share)	(5.72)	(0.82)	(5.56)	(1.6)
Net loss per ADS, Diluted | (per share)	¥ (5.72)	$ (0.82)	¥ (5.56)	¥ (1.6)
Products
Revenues:
Revenues	¥ 40,775	$ 5,912	¥ 54,923	¥ 176,060
Costs of revenues	(15,038)	(2,180)	(19,991)	(72,082)
Services
Revenues:
Revenues	3,542	513	1,884	4,033
Costs of revenues	¥ (60)	$ (9)	¥ (786)	¥ (1,832)